Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 171,743	$ 139,807	$ 100,646